VANECK VIP GLOBAL RESOURCES FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 96.6%
Australia : 3.8%
Glencore Plc (GBP) 1,224,000 $ 6,716,768
Rio Tinto Plc (ADR) 75,600 4,818,744
11,535,512
Brazil : 3.7%
JBS S/A 1,219,600 5,228,177
Vale SA (ADR) 414,400 5,051,536
Yara International ASA (NOK) 34,800 1,103,476
11,383,189
British Virgin Islands : 0.0%
Talon Metals Corp. (CAD) * 1,230,500 122,637
Underline
Canada : 14.5%
Agnico Eagle Mines Ltd.
(USD) 93,322 5,566,657
Alamos Gold, Inc. (USD) 252,800 3,728,800
Barrick Gold Corp. (USD) 238,774 3,973,200
Cenovus Energy, Inc. (USD) 123,100 2,460,769
Franco-Nevada Corp. (USD) 34,300 4,087,188
Ivanhoe Mines Ltd. * † 472,000 5,631,036
Kinross Gold Corp. (USD) 787,500 4,827,375
Nouveau Monde Graphite,
Inc. (USD) * † 52,009 119,101
Nutrien Ltd. (USD) 87,465 4,750,224
Pan American Silver Corp.
(USD) 188,700 2,845,596
Suncor Energy, Inc. 84,700 3,125,874
Teck Resources Ltd. (USD) 68,700 3,145,086
44,260,906
China : 2.5%
PetroChina Co. Ltd. (HKD) 9,011,000 7,728,028
Underline
France : 3.2%
Nexans SA 34,900 3,648,491
TotalEnergies SE 90,900 6,252,954
9,901,445
Italy : 2.2%
Eni SpA 180,400 2,856,459
Saipem SpA * † 1,536,500 3,753,325
6,609,784
Liechtenstein : 0.5%
Antofagasta Plc (GBP) 61,500 1,579,689
Underline
Netherlands : 1.9%
OCI NV 213,456 5,850,565
Underline
Norway : 0.5%
Equinor ASA (ADR) 53,100 1,435,293
Underline
Spain : 0.5%
Repsol SA 91,200 1,522,238
Soltec Power Holdings SA * † 43,000 104,032
1,626,270
Turkey : 0.9%
Eldorado Gold Corp. (USD) *
† 184,300 2,593,101
Underline
United Kingdom : 7.9%
BP Plc (ADR) 198,900 7,494,552
Endeavour Mining Plc (CAD) 160,900 3,268,959
Shell Plc (ADR) 148,000 9,921,920
Number
of Shares Value
United Kingdom (continued)
TechnipFMC Plc (USD) 144,300 $ 3,623,373
24,308,804
United States : 53.9%
Antero Resources Corp. * 119,300 3,459,700
Arcadium Lithium Plc * † 580,477 2,501,856
Archer-Daniels-Midland Co. 104,100 6,538,521
Array Technologies, Inc. * † 190,500 2,840,355
Baker Hughes Co. 97,900 3,279,650
Bunge Global SA 39,800 4,080,296
CF Industries Holdings, Inc. 69,900 5,816,379
Chart Industries, Inc. * † 36,500 6,012,280
Chesapeake Energy Corp. † 55,300 4,912,299
Chevron Corp. 19,500 3,075,930
ConocoPhillips 50,443 6,420,385
Corteva, Inc. 91,233 5,261,407
Diamondback Energy, Inc. 33,747 6,687,643
EQT Corp. 142,600 5,286,182
Excelerate Energy, Inc. 26,253 420,573
Exxon Mobil Corp. 85,200 9,903,648
Freeport-McMoRan, Inc. 230,800 10,852,216
Graphic Packaging Holding
Co. † 114,700 3,346,946
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. † 218,519 6,205,940
Hess Corp. 10,400 1,587,456
Ingredion, Inc. 19,000 2,220,150
Kirby Corp. * 63,800 6,081,416
Kosmos Energy Ltd. * 438,400 2,612,864
Marathon Oil Corp. 73,200 2,074,488
MasTec, Inc. * 16,000 1,492,000
Mosaic Co. 92,400 2,999,304
MP Materials Corp. * † 255,700 3,656,510
Newmont Corp. 120,096 4,304,241
Nucor Corp. 14,900 2,948,710
Ormat Technologies, Inc. 57,980 3,837,696
PBF Energy, Inc. 28,900 1,663,773
Permian Resources Corp. 265,349 4,686,063
Pilgrim's Pride Corp. * 187,000 6,417,840
Pioneer Natural Resources
Co. 14,344 3,765,300
Schlumberger NV 57,400 3,146,094
Steel Dynamics, Inc. 10,700 1,586,061
Tyson Foods, Inc. 37,500 2,202,375
Valero Energy Corp. 63,700 10,872,953
165,057,500
Zambia : 0.6%
First Quantum Minerals Ltd.
(CAD) 174,800 1,878,918
Underline
Total Common Stocks
(Cost: $225,451,408) 295,871,641

VANECK VIP GLOBAL RESOURCES FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
MONEY MARKET FUND : 3.3%
(Cost: $10,091,338)
Invesco Treasury Portfolio -
Institutional Class 10,091,338 $ 10,091,338
Underline
Total Investments Before Collateral for
Securities Loaned: 99.9%
(Cost: $235,542,746) 305,962,979
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.9%
Money Market Fund: 0.9%
(Cost: $2,639,961)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 2,639,961 $ 2,639,961
Total Investments: 100.8%
(Cost: $238,182,707) 308,602,940
Liabilities in excess of other assets: (0.8)% (2,443,813)
NET ASSETS: 100.0% $ 306,159,127
Definitions:
ADR American Depositary Receipt
CAD Canadian Dollar
GBP British Pound
HKD Hong Kong Dollar
NOK Norwegian Krone
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $37,720,937.